UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __ to __

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga- 1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga- 1(c)(2)(ii) ☐

☒  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001790165

Avon Finance No. 6 PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Arun Sharma, +44 (0) 20 3134 0126

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s agreed-upon procedures (AUP) report of factual findings in connection with the proposed issuance of Residential Mortgage Backed Securities (“RMBS”), dated 27 August 2026, of PricewaterhouseCoopers LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP pertaining to Notes and Certificates issued by Avon Finance No. 6 PLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: 9 September 2026

Isle of Wight Home Loans Limited
(securitizer)

By:	/s/ Arun Sharma
Name:	Arun Sharma
Title:	Director

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Independent Accountant’s agreed-upon procedures (AUP) report of factual findings in connection with the proposed issuance of Residential Mortgage Backed Securities, dated 27 August 2026, of PricewaterhouseCoopers LLP.